Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net revenues	$ 83,695,885	$ 52,738,077	$ 29,599,486
Cost of revenues	20,352,729	10,570,070	8,089,394
Gross profit	63,343,156	42,168,007	21,510,092
Operating expenses:
General and administrative (including share-based compensation of $765,937 , $2,985,112 and $4,533,562 for 2012, 2013 and 2014, respectively)	17,592,119	15,210,102	11,387,381
Product development (including share-based compensation of $12,017, $39,574 and $52,099 for 2012, 2013 and 2014, respectively)	11,147,873	9,032,327	10,735,570
Sales and marketing (including share-based compensation of $24,771,$10,436 and $113,292 for 2012, 2013 and 2014, respectively)	43,761,473	30,588,236	13,072,017
Loss from impairment of intangible assets	1,802,125	0	0
Loss from impairment of goodwill	8,149,525
Total operating expenses	82,453,115	54,830,665	35,194,968
Government subsidies	659,417	11,187	75,883
Loss from operations	(18,450,542)	(12,651,471)	(13,608,993)
Interest income	4,044,288	1,340,563	3,177,544
Interest expense	(12,311)	(196,458)	(517,620)
Exchange gain (loss), net	(112,672)	556,757	71,516
Gain from sale of cost method investment	4,337,736
Equity method investment income		2,773,839
Short-term investment income	58,451	132,069	435,105
Other income (expense), net	18,236	(29,131)	(633,981)
Loss before income tax expense	(10,116,814)	(8,073,832)	(11,076,429)
Income tax expense	(513,914)	(100,058)	(883,718)
Net loss	(10,630,728)	(8,173,890)	(11,960,147)
Less: net income (loss) attributable to the noncontrolling interest	(3,462,879)	399,238	(104,940)
Net loss attributable to China Finance Online Co. Limited	(7,167,849)	(8,573,128)	(11,855,207)
Net loss per share attributable to China Finance Online Co. Limited
Basic (in Dollars per share)	$ (0.07)	$ (0.08)	$ (0.11)
Diluted (in Dollars per share)	$ (0.07)	$ (0.08)	$ (0.11)
Weighted average shares used in calculating net loss per share
Basic (in Shares)	109,385,712	109,019,513	108,983,249
Diluted (in Shares)	109,385,712	109,019,513	108,983,249
Other comprehensive income (loss), net of tax:
Changes in foreign currency translation adjustment	(221,277)	1,195,795	130,115
Net unrealized loss on available-for-sale securities, net of tax effects of $5,728, nil and nil for 2012, 2013 and 2014, respectively			(13,110)
Reclassification adjustment of available-for-sale securities,net of tax effects of nil, nil and nil for 2012, 2013 and 2014, respectively			45,567
Other comprehensive income (loss), net of tax	(221,277)	1,195,795	162,572
Comprehensive loss	(10,852,005)	(6,978,095)	(11,797,575)
Less: net income (loss) attributable to the noncontrolling interest	(3,462,879)	399,238	(104,940)
Comprehensive loss attributable to China Finance Online Co. Limited	$ (7,389,126)	$ (7,377,333)	$ (11,692,635)